Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Preferred Units [Member]		Common Units [Member] Common Class Units Member	Common Units [Member] Common Class P Units Member	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Financial Designation	[1]									Predecessor
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income									$ 45,388	$ 45,388	[1]
Balances as of at Dec. 31, 2016		$ 250,912		$ 1				$ 189	491	251,593
Balance as of (in units) at Dec. 31, 2016				11,000
Increase (Decrease) In Members Equity [RollForward]
Contributions		130,645								130,645
Contributions (in units)				8,500
Reinvestments		11,951								11,951
Net Income									45,388	45,388	[1]
Distributions									46,340	46,340
Redemptions		(10,913)								(10,913)
Grants of restricted units								67		67
Balance as of at Dec. 31, 2017		382,595		$ 1				256	(461)	$ 382,391
Balance as of (in units) at Dec. 31, 2017				19,500
Financial Designation	[1]									Predecessor
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income									81,750	$ 81,750	[1]
Balance at Dec. 31, 2018	[1]									685,110
Increase (Decrease) In Members Equity [RollForward]
Contributions		$ 308,426								308,426
Contributions (in units)		308,426,581
Reinvestments		$ 21,478								21,478
Reinvestments (in units)		21,477,478
Net Income									81,750	81,750	[1]
Distributions									81,926	81,926
Redemptions		$ (27,520)								(27,520)
Redemptions (in units)		(27,520,106)
Compensation expense related to grant of profits interest								259		259
Grants of restricted units								252		252
Grants of restricted units (in unit)				1,500
Balance as of at Dec. 31, 2018		$ 684,979		$ 1				767	(637)	$ 685,110
Balance as of (in units) at Dec. 31, 2018				20,950	50
Balance as of (in units) at Dec. 31, 2018	[1]	6,827,701
Financial Designation										Predecessor
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income									24,989	$ 24,989
Increase (Decrease) In Members Equity [RollForward]
Contributions		$ 79,535		$ 200						79,735
Contributions (in units)		796,028	[1]	850
Reinvestments		$ 7,094								7,094
Reinvestments (in units)	[1]	71,086
Net Income									24,989	24,989
Distributions									(24,134)	(24,134)
Redemptions		$ (13,331)								(13,331)
Redemptions (in units)	[1]	(133,513)
Compensation expense related to grant of profits interest								734		734
Compensation expense related to grants of restricted stock units.				(100)	100
Grants of restricted units								134		134
Grants of restricted units (in unit)				150
Balance as of at Mar. 31, 2019		$ 758,277		$ 201				1,635	218	$ 760,331
Balance as of (in units) at Mar. 31, 2019				21,850	150
Balance as of (in units) at Mar. 31, 2019	[1]	7,561,302
Financial Designation	[1]									Predecessor
Balance at Dec. 31, 2018	[1]									$ 685,110
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	[1]									56,189
Balances as of at Dec. 31, 2018		$ 684,979		$ 1				767	(637)	685,110
Balance as of (in units) at Dec. 31, 2018				20,950	50
Balance as of (in units) at Dec. 31, 2018	[1]	6,827,701
Increase (Decrease) In Members Equity [RollForward]
Net Income	[1]									56,189
Balance as of at Jun. 30, 2019		$ 866,358		$ 201				1,805	2,293	$ 870,657
Balance as of (in units) at Jun. 30, 2019				21,850	150
Balance as of (in units) at Jun. 30, 2019	[1]	8,861,987
Financial Designation	[1]									Predecessor
Balance at Dec. 31, 2018	[1]									$ 685,110
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income									69,923	69,923	[1]
Balance at Nov. 14, 2019						$ 467,235			(12,259)	454,976
Balance, Shares at Nov. 14, 2019						4,655,758
Balances as of at Dec. 31, 2018		$ 684,979		$ 1				767	(637)	685,110
Balance as of (in units) at Dec. 31, 2018				20,950	50
Balance as of (in units) at Dec. 31, 2018	[1]	6,827,701
Increase (Decrease) In Members Equity [RollForward]
Contributions		$ 356,386								356,386
Contributions (in units)		3,563,859		850
Reinvestments		$ 33,637								33,637
Reinvestments (in units)		336,366
Net Income									69,923	69,923	[1]
Distributions									102,204	102,204
Redemptions		$ (155,744)								(155,744)
Redemptions (in units)		(1,555,623)
Compensation expense related to grant of profits interest								$ 734		$ 734
Compensation expense related to grants of restricted stock units.				150				474,000		474,000
Balance as of at Nov. 14, 2019		$ 919,258		$ 1				$ 1,975	(32,918)	$ 888,316
Balance as of (in units) at Nov. 14, 2019				21,850	150
Balance as of (in units) at Nov. 14, 2019		9,172,303
Financial Designation										Predecessor
Balance at Dec. 31, 2018	[1]									$ 685,110
Balance at Dec. 31, 2019							$ 132	1,209,120	(24,780)	1,184,472
Balance, Shares at Dec. 31, 2019							132,015,635
Balances as of at Dec. 31, 2018		$ 684,979		$ 1				767	(637)	$ 685,110
Balance as of (in units) at Dec. 31, 2018				20,950	50
Balance as of (in units) at Dec. 31, 2018	[1]	6,827,701
Financial Designation	[1]									Predecessor
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income									31,200	$ 31,200	[1]
Balances as of at Mar. 31, 2019		$ 758,277		$ 201				1,635	218	760,331
Balance as of (in units) at Mar. 31, 2019				21,850	150
Balance as of (in units) at Mar. 31, 2019	[1]	7,561,302
Increase (Decrease) In Members Equity [RollForward]
Contributions		$ 122,414								122,414
Contributions (in units)	[1]	1,441,711
Reinvestments		$ 8,594								8,594
Reinvestments (in units)	[1]	86,222
Net Income									31,200	31,200	[1]
Distributions									(29,125)	(29,125)
Redemptions		$ (22,927)								(22,927)
Redemptions (in units)	[1]	(227,248)
Grants of restricted units								170		170
Balance as of at Jun. 30, 2019		$ 866,358		$ 201				1,805	2,293	$ 870,657
Balance as of (in units) at Jun. 30, 2019				21,850	150
Balance as of (in units) at Jun. 30, 2019	[1]	8,861,987
Financial Designation										Successor
Balance at Nov. 14, 2019						$ 467,235			(12,259)	$ 454,976
Balance, Shares at Nov. 14, 2019						4,655,758
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income									5,313	5,313
Dividends									(15,842)	(15,842)
Stock-based compensation expense								1,417		1,417
Balance at Dec. 31, 2019							$ 132	1,209,120	(24,780)	1,184,472
Balance, Shares at Dec. 31, 2019							132,015,635
Balances as of at Nov. 14, 2019		$ 919,258		$ 1				1,975	(32,918)	888,316
Balance as of (in units) at Nov. 14, 2019				21,850	150
Balance as of (in units) at Nov. 14, 2019		9,172,303
Increase (Decrease) In Members Equity [RollForward]
Net Income									5,313	5,313
Issuance of shares from vested RSUs (in shares)							95,694
Net Income									27,279	27,279
Dividends									(31,700)	(31,700)
Stock-based compensation expense								914		914
Balance at Mar. 31, 2020							$ 132	1,210,034	(29,201)	1,180,965
Balance, Shares at Mar. 31, 2020							132,111,329
Increase (Decrease) In Members Equity [RollForward]
Net Income									27,279	$ 27,279
Financial Designation										Successor
Balance at Dec. 31, 2019							$ 132	1,209,120	(24,780)	$ 1,184,472
Balance, Shares at Dec. 31, 2019							132,015,635
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income										47,038
Balance at Jun. 30, 2020							$ 132	1,211,001	(33,235)	1,177,898
Balance, Shares at Jun. 30, 2020							132,231,184
Increase (Decrease) In Members Equity [RollForward]
Net Income										$ 47,038
Financial Designation										Successor
Balance at Mar. 31, 2020							$ 132	1,210,034	(29,201)	$ 1,180,965
Balance, Shares at Mar. 31, 2020							132,111,329
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares from vested RSUs (in shares)							119,855
Net Income									19,759	19,759
Dividends									(23,793)	(23,793)
Stock-based compensation expense								967		967
Balance at Jun. 30, 2020							$ 132	$ 1,211,001	(33,235)	1,177,898
Balance, Shares at Jun. 30, 2020							132,231,184
Increase (Decrease) In Members Equity [RollForward]
Net Income									$ 19,759	$ 19,759

[1]	Predecessor periods are combined as disclosed in Note 1.